Divestitures - Additional Information (Details) merchant in Thousands, $ in Millions	Oct. 01, 2024 USD ($) merchant	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure Of Analysis Of Single Amount Of Disposed Operation [Line Items]
Goodwill		$ 685	$ 613
Settlement and trade receivables		580	493
Other assets		487	364
Cash and cash equivalents		3,803	3,243	$ 2,391	$ 1,694
Accounts payable and accrued expenses		655	572
Other liabilities		$ 358	$ 255
KCO
Disclosure Of Analysis Of Single Amount Of Disposed Operation [Line Items]
Number of merchants | merchant	24
Cash	$ 195
Gain on sale after income tax	171
Maximum future contingent consideration receivable	28
Goodwill	20
Settlement and trade receivables	4
Other assets	1
Cash and cash equivalents	8
Accounts payable and accrued expenses	2
Payables to merchants	56
Other liabilities	4
Intercompany receivables	$ 49